Investments (Tables)	12 Months Ended
Dec. 31, 2016
Available-For-Sale Securities Included in Investments By Major Security Type

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in investments by major security type at December 31, 2016 and 2015 are as follows:

	December 31, 2016
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	277	—	8	269
Corporate bonds	43	188	2	229
Fund trusts	85	1	—	86
Equity securities	19,026	23,439	21	42,444

	19,431	23,628	31	43,028

	December 31, 2015
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	298	—	11	287
Corporate bonds	6	195	—	201
Fund trusts	63	1	—	64
Equity securities	20,461	23,482	1,094	42,849

	20,828	23,678	1,105	43,401

Maturities of Available-For-Sale Debt Securities Included in Investments

Maturities of available-for-sale debt securities included in investments in the accompanying consolidated balance sheets are as follows at December 31, 2016:

	Cost	Fair value
	(Millions of yen)
Due after five years	320	498

	320	498